Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 11 – RELATED PARTY TRANSACTIONS None.

NOTE 13 – RELATED PARTY TRANSACTIONS

On August 31, 2016, Isaac Dietrich, the Company’s Chief Executive Officer, participated in the Company’s registered offering that took place beginning August 12, 2016 and continued until October 24, 2016, whereby Mr. Dietrich purchased $5,000 of the Company’s securities consisting of 10,000 shares of the Company’s common stock and warrants to purchase 10,000 shares at $0.90 per share.

On July 21, 2017, Isaac Dietrich, the Company’s Chief Executive Officer, participated in the Company’s private placement that took, whereby Mr. Dietrich purchased $10,000 of the Company’s securities consisting of 20,000 shares of the Company’s common stock and warrants to purchase 20,000 shares at $0.65 per share. As a result of the ratchet provision in the warrants that was triggered by the Company’s December 2017 private placement, the number of warrants increased to 65,000 and the exercise price decreased to $0.20.